AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT - Recognized Amortization Expense in Other Revenues and Cost and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense – favorable gas gathering contracts	$ (1,261)	$ (1,478)	$ (1,741)
Unfavorable Gas Gathering Contract
Finite-Lived Intangible Assets [Line Items]
Amortization expense	839	692	797
Contract Intangibles
Finite-Lived Intangible Assets [Line Items]
Amortization expense	35,416	35,339	32,554
Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 6,053	$ 5,863	$ 5,260